Expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 933,577	$ 869,306	$ 854,839
ECL coverage	0.30%	0.28%	0.27%
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,138,490	$ 1,057,134	$ 1,045,488
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,131,618	1,053,918	1,043,293
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	646,048	594,150	579,967
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	285,106	257,254	249,756
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	92,450	83,414	82,602
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,647	25,097	25,286
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	24,689	21,787	20,768
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	161,022	152,821	147,504
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,315	2,025	1,978
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,273	4,330	4,203
Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,708	8,029	7,848
Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,973	2,629	2,820
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	72,211	66,513	58,835
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 2,682	$ 2,738	$ 2,723
Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%	0.10%	0.10%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 892,588	$ 830,678	$ 818,260
ECL coverage	0.06%	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,107,384	$ 1,029,322	$ 1,018,102
Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,100,512	1,026,106	1,015,906
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	616,026	567,285	553,532
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	272,055	245,046	239,540
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86,557	78,340	78,410
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22,894	21,923	20,816
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,887	18,381	17,403
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	160,775	152,732	147,136
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,791	1,564	1,533
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,236	4,311	4,089
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,903	7,713	6,974
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,684	2,414	2,480
Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	71,415	65,766	58,209
Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,495	2,600	2,568
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 34,006	$ 31,969	$ 30,006
ECL coverage	1.27%	1.30%	1.42%
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 26,229	$ 23,085	$ 22,697
Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,229	23,085	22,697
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,488	22,470	22,049
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,620	10,800	8,987
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,572	4,828	3,976
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,098	2,115	3,462
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,496	2,287	2,265
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147	1	260
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	479	420	406
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25	12	106
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	727	316	874
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	131	109	114
Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	620	560	436
Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	97	48	59
Lifetime expected credit losses | Stage 3
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 5,950	$ 5,486	$ 5,421
ECL coverage	25.46%	23.90%	22.23%
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 4,032	$ 3,758	$ 3,743
Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,032	3,758	3,743
Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,861	3,582	3,565
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,391	1,309	1,146
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	313	228	195
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	418	740	707
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,210	996	952
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	47	32	48
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	45	41	39
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12	7	8
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78	0	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	89	73	159
Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	171	176	178
Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	90	89	95
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 1,033	$ 1,172	$ 1,153
ECL coverage	28.52%	24.16%	21.31%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 844	$ 969	$ 946
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	844	969	946
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	673	813	820
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	41	99	84
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8	18	20
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	237	320	301
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	95	122	148
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	53	55	61
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	69	33	67
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5	11	12
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	651,112	599,026	584,708
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	377,768	340,863	332,576
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	53,001	48,341	47,369
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	220,344	209,822	204,764
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	285,249	257,387	249,916
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	92,519	83,476	82,660
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	27,294	25,744	25,859
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,706	22,598	21,510
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	161,086	152,869	147,547
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,363	2,069	2,019
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,364	4,410	4,284
Gross carrying amount | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,728	8,048	7,879
Gross carrying amount | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,083	2,721	2,912
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	37,999	36,927	37,359
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,721	2,778	2,764
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	618,868	570,177	556,380
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	358,680	323,451	318,020
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,972	40,451	38,347
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	216,216	206,275	200,012
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	272,098	245,085	239,586
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86,582	78,366	78,434
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,011	22,004	20,888
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,961	18,446	17,459
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	160,787	152,740	147,141
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,798	1,572	1,539
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,244	4,319	4,098
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,917	7,729	6,988
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,703	2,430	2,495
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	36,269	34,883	35,179
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,498	2,603	2,571
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,898	22,820	22,433
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,277	15,710	13,059
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,776	4,580	5,897
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,845	2,530	3,477
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,669	10,850	9,056
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,608	4,860	4,003
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,194	2,225	3,585
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,581	2,354	2,312
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147	1	260
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	491	431	416
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25	12	106
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	732	319	891
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	154	128	133
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,197	1,590	1,610
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	99	49	60
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,381	4,935	4,831
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,749	1,577	1,378
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,749	2,717	2,549
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	882	640	905
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,429	1,345	1,176
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	320	232	202
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	716	1,075	983
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,033	1,642	1,565
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	73	50	66
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	74	66	64
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	94	80	79
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	163	135	221
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	275	184	342
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	125	125	132
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	966	1,094	1,064
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	61	125	118
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	504	593	576
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	401	376	370
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	53	107	98
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9	18	20
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	373	438	402
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	131	155	174
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78	77	79
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	64	28	63
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	259	270	228
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,559)	(2,293)	(2,187)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2,559)	$ (2,293)	$ (2,187)
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.37%	0.36%	0.35%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%	0.07%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.14%	3.02%	2.78%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.23%	0.23%	0.24%
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2,343)	$ (2,099)	$ (1,978)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (142)	$ (133)	$ (160)
ECL coverage	0.05%	0.05%	0.06%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (69)	$ (62)	$ (58)
ECL coverage	0.07%	0.07%	0.07%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (647)	$ (646)	$ (573)
ECL coverage	2.37%	2.51%	2.22%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,018)	$ (811)	$ (742)
ECL coverage	3.96%	3.59%	3.45%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (64)	$ (48)	$ (42)
ECL coverage	0.04%	0.03%	0.03%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (48)	$ (44)	$ (41)
ECL coverage	2.01%	2.14%	2.05%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (91)	$ (81)	$ (81)
ECL coverage	2.08%	1.83%	1.89%
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (20)	$ (19)	$ (31)
ECL coverage	0.23%	0.24%	0.39%
Allowance for expected credit loss | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (110)	$ (92)	$ (93)
ECL coverage	3.56%	3.40%	3.18%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.35%	0.44%	0.42%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (131)	$ (121)	$ (125)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (39)	$ (40)	$ (41)
ECL coverage	1.45%	1.44%	1.49%
Allowance for expected credit loss | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%	0.10%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	0.04%	0.05%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.75%	0.72%	0.67%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%	0.07%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.03%	0.05%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.07%	0.06%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.81%	0.79%	0.80%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.68%	0.64%	0.52%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.01%	0.01%	0.00%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.82%	0.94%	0.85%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.19%	0.18%	0.23%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.23%	0.24%	0.39%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.46%	1.37%	1.32%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.08%	0.08%	0.10%
Allowance for expected credit loss | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.18%	0.16%	0.17%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (378)	$ (321)	$ (304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (378)	$ (321)	$ (304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.05%	0.05%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.43%	0.36%	0.33%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (343)	$ (289)	$ (276)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (43)	$ (39)	$ (46)
ECL coverage	0.02%	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (25)	$ (26)	$ (24)
ECL coverage	0.03%	0.03%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (116)	$ (82)	$ (72)
ECL coverage	0.51%	0.37%	0.35%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (74)	$ (65)	$ (55)
ECL coverage	0.35%	0.35%	0.32%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (11)	$ (8)	$ (6)
ECL coverage	0.01%	0.01%	0.00%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (7)	$ (8)	$ (6)
ECL coverage	0.36%	0.49%	0.39%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (8)	$ (8)	$ (9)
ECL coverage	0.19%	0.18%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (15)	$ (16)	$ (14)
ECL coverage	0.18%	0.20%	0.20%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (19)	$ (16)	$ (15)
ECL coverage	0.71%	0.65%	0.62%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.06%	0.08%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (25)	$ (24)	$ (25)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (3)	$ (3)	$ (4)
ECL coverage	0.13%	0.13%	0.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (356)	$ (340)	$ (357)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (356)	$ (340)	$ (357)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.21%	1.32%	1.45%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.49%	0.52%	0.74%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.15%	3.89%	2.90%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.59%	1.65%	1.64%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (311)	$ (300)	$ (323)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (49)	$ (50)	$ (70)
ECL coverage	0.42%	0.46%	0.77%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (36)	$ (32)	$ (27)
ECL coverage	0.64%	0.65%	0.67%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (97)	$ (111)	$ (123)
ECL coverage	3.02%	4.97%	3.44%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (85)	$ (67)	$ (47)
ECL coverage	3.31%	2.86%	2.05%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.31%	0.08%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (12)	$ (11)	$ (11)
ECL coverage	2.50%	2.55%	2.56%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.10%	0.40%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (5)	$ (4)	$ (16)
ECL coverage	0.70%	1.17%	1.84%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (23)	$ (19)	$ (19)
ECL coverage	14.66%	15.01%	14.49%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.32%	0.44%	0.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (11)	$ (8)	$ (7)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1)	$ (1)	$ (1)
ECL coverage	1.40%	1.74%	1.59%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,489)	$ (1,309)	$ (1,218)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,489)	$ (1,309)	$ (1,218)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	26.58%	25.61%	24.24%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.60%	2.57%	2.71%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	40.78%	36.12%	34.92%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	29.84%	37.78%	26.91%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,395)	$ (1,228)	$ (1,134)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (38)	$ (36)	$ (30)
ECL coverage	2.66%	2.69%	2.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (8)	$ (4)	$ (7)
ECL coverage	2.35%	1.87%	3.53%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (298)	$ (335)	$ (277)
ECL coverage	41.64%	31.20%	28.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (823)	$ (646)	$ (613)
ECL coverage	40.48%	39.34%	39.18%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (27)	$ (18)	$ (18)
ECL coverage	36.43%	36.52%	27.19%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (29)	$ (26)	$ (25)
ECL coverage	38.98%	38.47%	38.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (82)	$ (73)	$ (71)
ECL coverage	87.14%	91.54%	89.84%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (74)	$ (62)	$ (62)
ECL coverage	45.31%	46.24%	27.86%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	6.25%	14.52%	9.17%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (94)	$ (82)	$ (84)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (35)	$ (36)	$ (37)
ECL coverage	27.77%	28.70%	27.85%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (337)	$ (322)	$ (307)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (337)	$ (322)	$ (307)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	30.34%	25.72%	22.94%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	19.70%	6.22%	12.03%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	34.06%	25.48%	21.90%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	27.27%	32.58%	28.04%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (293)	$ (281)	$ (244)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (12)	$ (8)	$ (14)
ECL coverage	22.34%	7.06%	14.47%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	3.76%	1.30%	0.02%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (136)	$ (119)	$ (100)
ECL coverage	36.51%	27.03%	25.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (35)	$ (33)	$ (26)
ECL coverage	27.10%	21.06%	14.74%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (26)	$ (22)	$ (18)
ECL coverage	32.94%	28.11%	23.17%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	56.16%	42.26%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 5	$ 5	$ 4
ECL coverage	0.15%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	34.25%	39.07%	39.09%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1)	$ (8)	$ (8)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%